Consolidated balance sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 141	$ 476
REDEEMABLE PREFERRED STOCK, par value (in dollars per share)	$ 0.01	$ 0.01
REDEEMABLE PREFERRED STOCK, liquidation preference (in dollars per share)	$ 1,000	$ 1,000
REDEEMABLE PREFERRED STOCK, shares authorized	1,000,000	10,000,000
REDEEMABLE PREFERRED STOCK, shares issued	185,000	0
REDEEMABLE PREFERRED STOCK, shares outstanding	185,000	0
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	359,675,936
Common stock, shares outstanding	359,675,936
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	200,000,000
Common stock, shares issued	359,675,936	74,117,654
Common stock, shares outstanding	359,675,936	74,117,654
Class B common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	0	120,000,000
Common stock, shares issued	0	30,670,422
Common stock, shares outstanding	0	30,670,422